Consolidated Statements of Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Comprehensive Income (Loss)
Revenues	$ 22,889,784	$ 20,950,575
Cost of revenues	19,817,263	17,271,777
Gross Profit	3,072,521	3,678,798
Operating expenses
Selling expenses	201,217	266,516
General and administrative expenses	763,945	1,480,952
Research and development expenses	302,553	35,751
Total operating expenses	1,267,715	1,783,219
Income (loss) from operations	1,804,806	1,895,579
Other income (expenses)
Interest income	17,962	31,614
Interest expense	(184,228)	(228,855)
Government subsidy income	10,926	0
Other income, net	6,593	38,200
Total other income (expenses)	(148,807)	(159,041)
Income before provision for income taxes	1,655,999	1,736,538
Provision for income taxes	684,804	545,520
Net income from continuing operations	971,195	1,191,018
Discontinued operation:
Income from discontinued operations, net of tax	0	(759,695)
Net income from discontinued operations	0	(759,695)
Net income	971,195	431,323
Less: net loss attributable to noncontrolling interest from continuing operations	(253,220)	(233,808)
Net income attributable to common stockholders of Tantech Holdings Ltd.	1,224,415	665,131
Net income	971,195	431,323
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,394,434)	(4,059,144)
Comprehensive income (loss)	(423,239)	(3,627,821)
Less: Comprehensive loss attributable to noncontrolling interest	(251,974)	(218,403)
Comprehensive income (loss) attributable to common stockholders of Tantech Holdings Ltd.	$ (171,265)	$ (3,409,418)
Earnings (loss) per share - Basic and Diluted , Continuing operations	$ 0.04	$ 0.05
Earnings (loss) per share - Basic and Diluted , Discontinued operations	0.00	(0.03)
Total	$ 0.04	$ 0.02
Weighted Average Shares Outstanding - Basic and diluted, Continuing operations and discontinued operations	28,872,602	28,853,242